Note 12 - Financial Liabilities at Fair Value through Profit and Loss (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trading liabilities:
Trading securities	€ 41,864	€ 43,114
Other trading liabilities	1,635	890
Total trading liabilities	43,498	44,005
Negative market values from derivative financial instruments	276,410	238,278
Total trading financial liabilities	319,908	282,283
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	69,121	72,377
Loan commitments	6	5
Long-term debt	22,203	10,709
Other financial liabilities designated at fair value through profit or loss	717	636
Total financial liabilities designated at fair value through profit or loss	92,047	83,727
Investment contract liabilities	454	484
Total financial liabilities at fair value through profit or loss	€ 412,409	€ 366,494